Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue by Types (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenues	¥ 2,184,520	$ 342,799	¥ 1,294,371	¥ 406,245
Net revenues	2,184,520	$ 342,799	1,294,371	406,245
Online K-12 Tutoring Services
Disaggregation Of Revenue [Line Items]
Revenues	2,128,610		1,218,564	359,568
Net revenues	2,128,610		1,218,564	359,568
Other Services
Disaggregation Of Revenue [Line Items]
Revenues	55,910		75,807	46,677
Net revenues	¥ 55,910		¥ 75,807	¥ 46,677